Basis of preparation and summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Disclosure of evolution of CPI

	2023	2022	2021	2020
Annual Index	1,859.38	1,128.45	686.95	504.81
Average Index	1,488.91	967.71	561.61	469.59

Yearly Inflation	64.8%	64.3%	36.1%	14.6%
Cumulative Inflation (last three years)	268.3%	156.2%	74.4%	54.2%

Disclosure of Estimated Useful Lives for Property, Plant and Equipment

The ranges of estimated useful lives are as follows:

Mobile network infrastructure	4–20	years
Fixed network infrastructure	3–25	years
Call center equipment	4–8	years
Buildings	21–25	years
Equipment, fixtures and fittings	2–10	years
Motor vehicles	4 – 6	years
Electricity power plant	20	years
Leasehold improvements	3 – 5	years

Disclosure of Estimated Useful Lives for Investment Properties

Depreciation is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives. The ranges of estimated useful lives are as follows:

Investment Property	25-45 years

Telecommunication licenses
Statement [LineItems]
Disclosure of Estimated Useful Lives for Intangible Assets
Telecommunications licenses	3 – 25 years

Computer software
Statement [LineItems]
Disclosure of Estimated Useful Lives for Intangible Assets

Amortization is recognized in the statement of profit or loss on a straight-line basis over the estimated useful lives. The range of estimated useful life for computer software are as follows:

Computer software	3 – 8 years

Other intangible assets
Statement [LineItems]
Disclosure of Estimated Useful Lives for Intangible Assets

Amortization is recognized in the statement of profit or loss on a straight-line basis over the estimated useful lives. The ranges of the estimated useful lives for other intangible assets are as follows:

Indefeasible right-of-use	15	years
Transmission line software	5-10	years
Brand name	9-10	years
Customer base	2-15	years
Subscriber acquisition cost	2-6	years
Electricity production license	20	years